Earnings (Loss) Per Share - Schedule of Basic and Diluted Loss Per Ordinary Share (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss attributable to ordinary shareholders		$ (2,037,496)	$ (285,132)
Denominator:
Weighted average number of ordinary shares outstanding – basic	[1]	15,008,011	12,000,000
Weighted average number of ordinary shares outstanding – diluted		15,008,011	12,000,000
Net loss per share – basic		$ (0.136)	$ (0.024)
Net loss per share – diluted		$ (0.136)	$ (0.024)

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.